SAVINGS PLAN - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
SAVINGS PLAN

13.         SAVINGS PLAN

The Company’s tax-deferred savings plan (the “401(k) Plan”) permits eligible employees to make contributions by salary deduction pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended. Under the 401(k) Plan, participating employees may defer a portion of their pre-tax earnings, up to the IRS annual contribution limit, and the Company matches and makes contributions up to a certain amount of each employee’s eligible earnings. For the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017, the Company’s 401(k) contribution expense, which is included in General and administrative expenses in the consolidated statements of operations, was $226,670,  $353,989 and $375,042, respectively.